Derivatives and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$82	$164	$35,581	$82,873
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,485	2,087	54,152	51,830
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(31)	(51)	47,237	21,168
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(47)	(657)	13,066	74,054
		$1,489	$1,543	$150,036	$229,925